Goodwill and Other Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill

Changes in the carrying amount of the Company’s goodwill for the nine-months ended September 30, 2018 were as follows:

U.S. $ in millions
Goodwill as of January 1, 2018	$387.1
Translation differences	(0.4)
Goodwill as of September 30, 2018	$386.7

Schedule of Other Intangible Assets

Other intangible assets consisted of the following:

	September 30, 2018			December 31, 2017
	Carrying Amount,		Net	Carrying Amount,		Net
	Net of	Accumulated	Book	Net of	Accumulated	Book
	Impairment	Amortization	Value	Impairment	Amortization	Value
	U.S. $ in thousands
Developed technology	$299,643	$(231,654)	$67,989	$304,601	$(220,420)	$84,181
Patents	10,317	(5,931)	4,386	19,708	(14,279)	5,429
Trademarks and trade names	27,253	(18,730)	8,523	27,248	(18,245)	9,003
Customer relationships	104,188	(68,122)	36,066	106,203	(63,435)	42,768
Capitalized software development costs	19,541	(19,057)	484	19,541	(18,800)	741
	$460,942	$(343,494)	$117,448	$477,301	$(335,179)	$142,122

Schedule of Estimated Amortization Expense Relating to Intangible Assets

As of September 30, 2018, the estimated amortization expense relating to intangible assets currently subject to amortization for each of the following periods was as follows:

Remaining 3 months of 2018	$8,122
2019	31,995
2020	31,659
2021	31,099
2022	9,993
Thereafter	4,580
Total	117,448